UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary Shares Common Stock	Class A Ordinary Shares Subject to Redemption	Class B Ordinary Shares Common Stock	Class B Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Total
Balance at the beginning at Sep. 27, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 27, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 27,600,000 Units, net of underwriting discounts	$ 4,140				394,537,860		394,542,000
Offering costs					(22,524,192)		(22,524,192)
Shares subject to possible redemption	$ (3,559)				(355,904,411)		(355,907,970)
Shares subject to possible redemption (in shares)	(35,590,797)
Net income (loss)				$ 4,800,000		(11,799,629)	(11,799,629)
Balance at the end at Dec. 31, 2020	$ 581		$ 1,035		16,798,022	(11,799,629)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	5,809,203		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares subject to possible redemption	$ (209)				(16,798,022)	(4,119,589)	(20,917,820)
Shares subject to possible redemption (in shares)	(2,091,782)
Net income (loss)						20,917,813	20,917,813
Balance at the end at Mar. 31, 2021	$ 372		$ 1,035			4,998,595	5,000,002
Balance at the end (in shares) at Mar. 31, 2021	3,717,421		10,350,000
Balance at the beginning at Dec. 31, 2020	$ 581		$ 1,035		$ 16,798,022	(11,799,629)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	5,809,203		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							18,038,986
Balance at the end at Jun. 30, 2021	$ 400	$ 5,000,004	$ 1,035			4,998,569	5,000,004
Balance at the end (in shares) at Jun. 30, 2021	4,005,304		10,350,000
Balance at the beginning at Mar. 31, 2021	$ 372		$ 1,035			4,998,595	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021	3,717,421		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares subject to possible redemption	$ 28					2,878,801	2,878,829
Shares subject to possible redemption (in shares)	287,883
Net income (loss)						(2,878,827)	(2,878,827)
Balance at the end at Jun. 30, 2021	$ 400	$ 5,000,004	$ 1,035			$ 4,998,569	$ 5,000,004
Balance at the end (in shares) at Jun. 30, 2021	4,005,304		10,350,000